UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4395
Legg Mason Partners Municipal Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY (Address of principal executive offices)	10004 (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: March 31
Date of reporting period: September 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT SEPTEMBER 30, 2006	Legg Mason Partners Georgia Municipals Fund Legg Mason Partners Pennsylvania Municipals Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Georgia Municipals Fund Legg Mason Partners Pennsylvania Municipals Fund

   Semi-Annual Report • September 30, 2006
What’s
Inside

Fund Objective

Legg Mason Partners
Georgia Municipals Fund

The Fund seeks as high a level of income exempt from regular federal income taxes* and Georgia personal income taxes as is consistent with prudent investing.
Legg Mason Partners Pennsylvania Municipals Fund
The Fund seeks as high a level of income exempt from regular federal income taxes* and Pennsylvania personal income taxes as is consistent with prudent investing.
* Certain investors may be subject to the Federal Alternative Minimum Tax and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman	I

Fund at a Glance:

Legg Mason Partners Georgia Municipals Fund	1

Legg Mason Partners Pennsylvania Municipals Fund	2

Fund Expenses:

Legg Mason Partners Georgia Municipals Fund	3

Legg Mason Partners Pennsylvania Municipals Fund	5

Schedules of Investments	7

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	28

Board Approval of Management and Subadvisory Agreements	39

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand, it weakened considerably as the reporting period progressed. After gross domestic product (“GDP”)[i] growth increased a modest 1.7% in the last three months of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003. The economy then took a step backwards in the second quarter of 2006, as GDP growth was 2.6% according to the U.S. Commerce Department. The advance estimate for third quarter GDP growth was 1.6% — the lowest growth rate since the first quarter of 2003.

After increasing the federal funds rateii to 5.25% in June — its 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii paused from rasing rates at its August, September and October meetings. In its statement accompanying the October meeting, the Fed stated, “Economic growth has slowed over the course of the year, partly reflecting a cooling of the housing market. Going forward, the economy seems likely to expand at a moderate pace. Readings on core inflation have been elevated, and the high level of resource utilization has the potential to sustain inflation pressures. However, inflation pressures seem likely to moderate over time, reflecting reduced impetus from energy prices, contained inflation expectations, and the cumulative effects of monetary policy actions and other factors restraining aggregate demand.” The Fed’s next meeting is on December 12th and we believe any further rate movements will likely be data dependent.
After a prolonged period of rising interest rates, both short- and long-term yields declined over the reporting period. After peaking in late June — when two- and 10-year Treasury yields hit 5.29% and 5.25%, respectively — rates fell sharply as the Fed paused from its tightening cycle. In addition, inflationary pressures eased as oil prices, which rose to a record $78 a
Legg Mason Partners Municipal Funds      I

barrel in mid-July, fell 15% in the third quarteriv. Overall, during the six months ended September 30, 2006, two-year Treasury yields fell from 4.82% to 4.71%. Over the same period, 10-year Treasury yields declined from 4.86% to 4.64%. Looking at the municipal market, it slightly lagged its taxable bond counterparts over the six months ended September 30, 2006. Over that period the Lehman Brothers Municipal Bond Index[v] and the Lehman Brothers U.S. Aggregate Indexvi, returned 3.44% and 3.73%, respectively.

Performance Review
Georgia Municipals Fund

For the six months ended September 30, 2006, Class A shares of the Legg Mason Partners Georgia Municipals Fund, excluding sales charges, returned 3.62%. These shares outperformed the Lipper Georgia Municipal Debt Funds Category Average,[1] which increased 2.99% over the same time frame. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, returned 3.44% for the same period.
Pennsylvania Municipals Fund

For the six months ended September 30, 2006, Class A shares of the Legg Mason Partners Pennsylvania Municipals Fund, excluding sales charges, returned 3.58%. These shares outperformed the Lipper Pennsylvania Municipal Debt Funds Category Average,[2] which increased 3.01% over the same time frame. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, returned 3.44% for the same period.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 29 funds in the Fund’s Lipper category, and excluding sales charges.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 62 funds in the Fund’s Lipper category, and excluding sales charges.
II     Legg Mason Partners Municipal Funds

Performance Snapshot as of September 30, 2006 (excluding sales charges) (unaudited)

6 Months

Georgia Municipals Fund — Class A Shares	3.62%

Lehman Brothers Municipal Bond Index	3.44%

Lipper Georgia Municipal Debt Funds Category Average	2.99%

Pennsylvania Municipals Fund — Class A Shares	3.58%

Lehman Brothers Municipal Bond Index	3.44%

Lipper Pennsylvania Municipal Debt Funds Category Average	3.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/ InvestorServices.

For Georgia Municipals Fund, excluding sales charges, Class B shares returned 3.34% and Class C shares returned 3.32% over the six months ended September 30, 2006. For Pennsylvania Municipals Fund, excluding sales charges, Class B shares returned 3.31% and Class C shares 3.37% over the six months ended September 30, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.
Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup Inc.’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Funds’ actions in order to streamline product offerings, standardize share class pricing features, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Funds’ Boards reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Funds’ investment manager and Western Asset Management Company (“Western Asset”) became the Funds’ subadviser. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.
The Legg Mason Partners Georgia Municipals Fund’s (“the Fund”) Board has also approved a reorganization
Legg Mason Partners Municipal Funds      III

pursuant to which the Fund’s assets would be acquired, and its liabilities assumed by Legg Mason Partners Managed Municipals Fund, Inc. (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Fund shareholders. Proxy materials describing the reorganization, and other initiatives requiring shareholder approval, are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, Fund actions are generally expected to be implemented during the first quarter of 2007. Effective as of the close of business on July 12, 2006, the Fund was closed to all purchases and incoming exchanges. The Fund remains open for dividend reinvestment and Class B to Class A conversions. Any deferred sales charge that would otherwise be payable due to the redemption of any shares of the Fund is being waived as of the close of business on July 12, 2006.

Certain changes regarding share class pricing and related matters were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.
The Legg Mason Partners Georgia Municipals Fund was formerly known as Smith Barney Muni Funds — Georgia Portfolio.
The Legg Mason Partners Pennsylvania Municipals Fund was formerly known as Smith Barney Muni Funds — Pennsylvania Portfolio.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.
IV     Legg Mason Partners Municipal Funds

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 27, 2006
The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Georgia Municipals Fund
RISKS: Keep in mind that the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund’s losses from events affecting a particular issuer. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund’s prospectus for more information on these and other risks.
Pennsylvania Municipals Fund
RISKS: Keep in mind that the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	Source: The Wall Street Journal, 9/29/06.

[v]	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

vi	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
Legg Mason Partners Municipal Funds      V

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Fund at a Glance (unaudited)
Legg Mason Partners Georgia Municipals Fund

Investment Breakdown
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      1

Fund at a Glance (unaudited) (continued)
Legg Mason Partners Pennsylvania Municipals Fund

Investment Breakdown
2     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
Legg Mason Partners	Without	Account	Account	Expense	Paid During
Georgia Municipals Fund	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	3.62%	$1,000.00	$1,036.20	0.77%	$3.93

Class B	3.34	1,000.00	1,033.40	1.30	6.63

Class C	3.32	1,000.00	1,033.20	1.36	6.93

(1)	For the six months ended September 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      3

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners	Annualized	Account	Account	Expense	Paid During
Georgia Municipals Fund	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,021.21	0.77%	$3.90

Class B	5.00	1,000.00	1,018.55	1.30	6.58

Class C	5.00	1,000.00	1,018.25	1.36	6.88

(1)	For the six months ended September 30, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
4     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) of purchase payments, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return (1)

	Actual
Legg Mason Partners	Total Return	Beginning	Ending	Annualized	Expenses
Pennsylvania	Without	Account	Account	Expense	Paid During
Municipals Fund	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	3.58%	$1,000.00	$1,035.80	0.75%	$3.83

Class B	3.31	1,000.00	1,033.10	1.27	6.47

Class C	3.37	1,000.00	1,033.70	1.31	6.68

(1)	For the six months ended September 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      5

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is to the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

Legg Mason Partners	Hypothetical	Beginning	Ending	Annualized	Expenses
Pennsylvania	Annualized	Account	Account	Expense	Paid During
Municipals Fund	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,021.31	0.75%	$3.80

Class B	5.00	1,000.00	1,018.70	1.27	6.43

Class C	5.00	1,000.00	1,018.50	1.31	6.63

(1)	For the six months ended September 30, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
6     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Schedules of Investments (September 30, 2006) (unaudited)
LEGG MASON PARTNERS GEORGIA MUNICIPALS FUND

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 98.7%
Education — 9.1%
$2,000,000	BBB	Private Colleges & Universities Authority Revenue, Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31 (a)	$2,127,920
1,000,000	A	Savannah, GA, EDA, Student Housing Revenue, University Financing Foundation Project, Series A, ACA-Insured, 6.750% due 11/15/20	1,108,610
1,000,000	A	University of the Virgin Islands, Refunding & Improvement, Series A, ACA-Insured, 6.000% due 12/1/24	1,077,610

		Total Education	4,314,140

Escrowed to Maturity (b) — 3.9%
		Cobb County, GA, Kennestone Hospital Authority Revenue:
175,000	Aaa(c)	9.500% due 2/1/08	183,421
130,000	AAA	Certificates Series 86A, MBIA-Insured, 7.750% due 2/1/07	131,768
110,000	AAA	Columbia County, GA, Water & Sewer Revenue, MBIA-Insured, 9.750% due 12/1/08	115,975
745,000	AAA	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (d)	807,804
275,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	300,473
290,000	AAA	Fulton County, GA, Water & Sewer Revenue, FGIC-Insured, 6.375% due 1/1/14 (d)	325,763

		Total Escrowed to Maturity	1,865,204

Finance — 1.1%
500,000	NR	Virgin Islands PFA Revenue, Subordinated Lien, Series E, 6.000% due 10/1/22	524,465

General Obligation — 5.9%
1,000,000	AAA	Georgia State, GO, Series B, 5.750% due 8/1/17	1,175,570
1,000,000	AAA	Habersham County, GA, GO, School District, MBIA-Insured, 5.000% due 4/1/22	1,079,150
500,000	AA+	Jefferson, GA, GO, 5.900% due 2/1/25	538,350

		Total General Obligation	2,793,070

Hospitals — 9.3%
1,000,000	A-	Chatham County Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 1/1/24	1,086,070
1,000,000	Aaa(c)	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC-Insured, 6.100% due 2/1/24	1,078,010
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,000,960
1,175,000	Aaa(c)	Ware County Hospital Authority Revenue, Certificates of Anticipation, MBIA-Insured, 5.500% due 3/1/21	1,268,753

		Total Hospitals	4,433,793

See Notes to Financial Statements.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      7

Schedules of Investments (September 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Housing: Multi-Family — 5.5%
$430,000	AAA	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17 (e)	$440,973
1,000,000	Aa2(c)	De Kalb County Housing Authority, MFH Revenue, Friendly Hills Apartments, Series A, FHA-Insured, 7.050% due 1/1/39 (e)	1,063,170
1,000,000	AAA	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (e)(f)	1,097,060

		Total Housing: Multi-Family	2,601,203

Housing: Single-Family — 0.2%
95,000	NR	Virgin Islands HFA, Single-Family Revenue, GNMA Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (e)	95,415

Miscellaneous — 4.3%
335,000	AAA	Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC-Insured, 5.625% due 7/1/20	360,973
1,000,000	AAA	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, MBIA-Insured, 5.625% due 10/1/26	1,179,600
500,000	BBB-	Puerto Rico Housing, Bank & Finance Agency, 7.500% due 12/1/06	501,920

		Total Miscellaneous	2,042,493

Pollution Control — 9.0%
500,000	A	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, Series A, 6.800% due 1/1/12	568,865
2,000,000	BBB	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, Series A, 6.250% due 2/1/25 (e)	2,122,540
1,000,000	NR	Rockdale County, GA, Development Authority, Solid Waste Authority Revenue, Visy Paper, Inc. Project, 7.500% due 1/1/26 (e)	1,002,550
500,000	Baa3(c)	Savannah, GA, EDA, PCR, Union Camp Corp. Project, 6.150% due 3/1/17	567,050

		Total Pollution Control	4,261,005

Pre-Refunded (g) — 21.7%
665,000	AAA	Association County Commissioners of Georgia Leasing Program COP, Public Purpose Project, AMBAC-Insured, Call 7/1/10 @ 101, 5.625% due 7/1/20	718,985
1,000,000	AAA	Atlanta, GA, Airport Revenue, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.500% due 1/1/26	1,068,400
500,000	AA	Clayton County, GA, Water & Sewer Revenue, Call 5/1/11 @ 101, 5.625% due 5/1/20	546,370
		Fulton County, GA:
1,000,000	AAA	Housing Authority, MFH Revenue, Concorde Place Apartment Project, Series A, Call 7/1/08 @ 100, 6.300% due 7/1/16 (e)	1,044,430
660,000	BBB(h)	Residential Care Facilities, Canterbury Court Project, Call 10/1/09 @ 102, 6.300% due 10/1/24	721,578

See Notes to Financial Statements.
8     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Schedules of Investments (September 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Pre-Refunded (g) — 21.7% (continued)
		Private Colleges & Universities Authority Revenue:
		Emory University Project, Series A:
$2,000,000	AA	Call 11/1/09 @ 101, 5.500% due 11/1/31 (a)	$2,129,340
1,000,000	AA	Call 11/1/10 @ 101, 5.500% due 11/1/24	1,080,430
500,000	Baa2(c)	Mercer University Project, Call 10/1/11 @ 102, 5.750% due 10/1/21	555,625
300,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage, Portfolio I, GNMA/FNMA/FHLMC-Collateralized, Call 4/1/07 @ 100, 6.250% due 4/1/29 (e)	303,687
1,000,000	AAA	Rockdale County, GA, Water & Sewer Authority Revenue, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.500% due 7/1/25	1,068,400
1,000,000	NR	Savannah, GA, EDA, College of Arts & Design, Inc. Project, Call 10/1/09 @ 102, 6.800% due 10/1/19	1,102,850

		Total Pre-Refunded	10,340,095

Public Facilities — 4.5%
1,000,000	Aaa(c)	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC-Insured, 5.625% due 1/1/16	1,062,310
1,000,000	AAA	Fulton County Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC-Insured, 5.500% due 11/1/18	1,079,240

		Total Public Facilities	2,141,550

Tax Allocation — 4.1%
1,520,000	AAA	Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, Refunding:
		Third Indenture, Series A, AMBAC-Insured, 5.000% due 7/1/19	1,655,630
250,000	AAA	Series P, AMBAC-Insured, 6.250% due 7/1/20	296,426

		Total Tax Allocation	1,952,056

Transportation — 2.6%
1,000,000	AAA	Atlanta, GA, Airport Passenger Facilities Charge Revenue, Series J, FSA-Insured, 5.000% due 1/1/34	1,046,670
200,000	CCC+	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., Series A, 6.250% due 6/1/26 (e)	200,322

		Total Transportation	1,246,992

Utilities — 3.7%
		Georgia Municipal Electric Authority Power Revenue:
1,000,000	AAA	Refunding, Series A, FSA-Insured, 5.000% due 1/1/18	1,060,360
500,000	AAA	Series EE, AMBAC-Insured, 7.250% due 1/1/24	696,355

		Total Utilities	1,756,715

See Notes to Financial Statements.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      9

Schedules of Investments (September 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Water and Sewer — 13.8%
		Atlanta, GA, Water & Wastewater Revenue:
$1,000,000	AAA	Series A, FGIC-Insured, 5.500% due 11/1/19	$1,147,140
1,000,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/27	1,187,490
500,000	A+	Cartersville, GA, Development Authority Revenue, Sewer Facilities, Anheuser Busch, 6.125% due 5/1/27 (e)	511,540
1,000,000	AAA	Columbia County, GA, Water & Sewer Revenue, FGIC-Insured, 5.500% due 6/1/25	1,058,550
1,000,000	AAA	Douglasville-Douglas County, GA, Water and Sewer Authority, MBIA-Insured, 5.000% due 6/1/28	1,064,940
2,000,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, 6.249% due 2/1/20 (a)(i)	965,060
10,000	AAA	Fulton County, GA, Water & Sewer Revenue, FGIC-Insured, 6.375% due 1/1/14	11,222
500,000	AAA	Milledgeville, GA, Water & Sewer Revenue, FSA-Insured, 6.000% due 12/1/21	599,305

		Total Water and Sewer	6,545,247

		TOTAL INVESTMENTS — 98.7% (Cost — $43,192,579#)	46,913,443
		Other Assets in Excess of Liabilities — 1.3%	618,285

		TOTAL NET ASSETS — 100.0%	$47,531,728

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Rating by Moody’s Investors Service.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(g)	Pre-Refunded bonds are escrowed with government securities and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Rating by Fitch Ratings Service.

(i)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 16 and 17 for definitions of ratings.

Abbreviations used in this schedule:

ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
LIQ	— Liquidity Facility
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority

See Notes to Financial Statements.
10     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Schedules of Investments (September 30, 2006) (unaudited) (continued)
LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 94.8%
Education — 16.9%
$1,000,000	BBB-	Delaware County, PA, Authority College Revenue, Neumann College, 6.000% due 10/1/31	$1,067,770
1,255,000	AAA	Grove City, PA, Area Hospital Authority Revenue, Woodland Place Project, FGIC-Insured, 5.500% due 3/1/25	1,350,116
		Lycoming County, PA, Authority College Revenue, Pennsylvania College of Technology, AMBAC-Insured:
1,000,000	Aaa(a)	5.125% due 5/1/22	1,056,200
1,000,000	Aaa(a)	5.375% due 7/1/30	1,056,290
1,000,000	Aaa(a)	5.250% due 5/1/32	1,051,170
1,000,000	AAA	Pennsylvania State Higher EFA Revenue, Clarion University Foundation Inc., Series A, XLCA-Insured, 5.250% due 7/1/18	1,078,680
1,000,000	AA	Pennsylvania State University, 5.000% due 9/1/35	1,053,580
1,000,000	AAA	State Public School Building Authority, School Revenue, Lease Daniel Boone School District Project, MBIA-Insured, 5.000% due 4/1/22	1,052,590
2,000,000	AA+	Swarthmore Boro Authority, PA, College Revenue, 5.250% due 9/15/20 (b)	2,154,140

		Total Education	10,920,536

Escrowed to Maturity (c) — 5.6%
185,000	NR	Allegheny County, PA, Hospital Development Authority Revenue, Montefiore Hospital Association, Western Pennsylvania, 6.875% due 7/1/09	193,140
390,000	AAA	Bristol Township, PA, Authority Sewer Revenue, MBIA-Insured, 10.125% due 4/1/09	426,652
1,135,000	AAA	Cambria County, PA, Hospital Development Authority Revenue, Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11	1,245,390
95,000	AAA	Coatesville, PA, Water Guaranteed Revenue, 6.250% due 10/15/13	102,650
705,000	AAA	Conneaut, PA, School District GO, AMBAC-Insured, 9.500% due 5/1/12 (d)	807,267
155,000	Aaa(a)	Hopewell Township, PA, Special Obligation, 10.600% due 5/1/13	178,201
155,000	NR	Pennsylvania HFA, 7.750% due 12/1/07	159,106
75,000	AAA	West Chester, PA, Sewer Revenue, 9.750% due 5/1/07 Westmoreland County, PA, Municipal Authority:	77,611
270,000	AAA	Special Obligation, 9.125% due 7/1/10	290,974
100,000	Aaa(a)	Water Revenue, 8.625% due 7/1/10	110,279

		Total Escrowed to Maturity	3,591,270

Finance — 1.8%
1,000,000	AAA	Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28	1,168,730

See Notes to Financial Statements.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      11

Schedules of Investments (September 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

General Obligation — 5.0%
$1,000,000	AAA	Armstrong County, PA, GO, MBIA-Insured, 5.400% due 6/1/31	$1,057,600
1,000,000	AAA	Greater Johnstown, PA, School District GO, Series B, MBIA-Insured, 5.500% due 8/1/18	1,083,210
1,000,000	Aaa(a)	Luzerne County, PA, GO, Series A, MBIA-Insured, 5.250% due 11/15/18	1,080,410

		Total General Obligation	3,221,220

Hospitals — 8.4%
500,000	BBB	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	541,805
1,000,000	AA	Mifflin County, PA, Hospital Authority Revenue, Radian-Insured, 6.200% due 7/1/30	1,082,030
1,000,000	A+	Pennsylvania State Higher EFA Revenue, Series A, UPMC Health Systems, 6.000% due 1/15/31	1,094,190
525,000	AA	Potter County, PA, Hospital Authority Revenue, Charles Cole Memorial Hospital, Radian-Insured, 6.050% due 8/1/24	536,272
1,075,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,076,032
1,000,000	A	St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East, Series B, 5.500% due 11/15/24	1,089,990

		Total Hospitals	5,420,319

Housing: Single-Family — 1.6%
		Allegheny County, PA, Residential Finance Authority Mortgage Revenue, Single-Family Mortgage:
265,000	Aaa(a)	Series FF-2, GNMA-Collateralized, 6.000% due 11/1/31 (e)	273,859
710,000	Aaa(a)	Series II-2, GNMA-Collateralized, 5.900% due 11/1/32 (e)	740,700

		Total Housing: Single-Family	1,014,559

Industrial Development — 2.5%
		Philadelphia, PA:
500,000	AAA	Authority for IDR, Series B, AMBAC-Insured, 5.250% due 7/1/31	526,430
1,000,000	AAA	Authority for Industrial Development, Lease Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,085,390

		Total Industrial Development	1,611,820

Life Care Systems — 3.5%
1,100,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,161,094
500,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (f)	25,000
1,000,000	AA	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian-Insured, 5.500% due 7/1/19	1,074,520

		Total Life Care Systems	2,260,614

See Notes to Financial Statements.
12     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Schedules of Investments (September 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Miscellaneous — 5.4%
$500,000	A-(g)	Allegheny County, PA, Redevelopment Authority, Tax Increment Revenue, Waterfront Project, Series A, 6.300% due 12/15/18	$542,775
1,500,000	NR	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,384,275
1,560,000	NR	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	1,587,534

		Total Miscellaneous	3,514,584

Pollution Control — 3.2%
1,000,000	BB+	Delaware County, PA, IDA Revenue, Resources Recovery Facilities, Series A, 6.200% due 7/1/19	1,043,240
1,000,000	BB-	New Morgan, PA, IDA, Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc. Project, 6.500% due 4/1/19 (b)(e)(h)	1,005,690

		Total Pollution Control	2,048,930

Pre-Refunded (i) — 34.6%
		Allegheny County, PA:
1,000,000	AAA	GO, Series C-52, FGIC-Insured, Call 5/1/11 @ 100, 5.250% due 11/1/21	1,070,740
500,000	AAA	Hospital Development Authority Revenue, Allegheny General Hospital Project, Series A, MBIA-Insured, Call 9/1/07 @ 100, 6.250% due 9/1/20 (d)	512,305
1,000,000	AAA	Central Dauphin, PA, School District, GO, MBIA-Insured, Call 2/1/16 @ 100, 6.000% due 2/1/18	1,176,480
1,000,000	AAA	Dauphin County, PA, GO, AMBAC- Insured, Call 5/15/11 @ 100, 5.125% due 11/15/22	1,066,010
570,000	A-	Delaware River Joint Toll Bridge Commission, Bridge Revenue, Call 7/1/13 @ 100, 5.250% due 7/1/18	623,323
1,260,000	AA	Erie County, PA, Hospital Authority Revenue, Health Facilities Revenue, St. Mary’s Home Project, Radian-Insured, Call 8/15/09 @ 100, 6.000% due 8/15/23	1,344,357
1,000,000	Aaa(a)	Erie, PA, Sewer Authority Revenue, MBIA-Insured, Call 6/1/10 @ 100, 6.000% due 6/1/21
		Harrisburg, PA:	1,083,660
1,000,000	AAA	Authority Resource Recovery Facility Revenue, Series A, FSA-Insured, Call 9/1/10 @ 100, 5.500% due 9/1/25	1,070,920
1,250,000	NR	Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @ 100, 6.750% due 5/15/25	1,402,150
1,650,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, Call 5/1/10 @ 101, 7.625% due 5/1/31 (b)	1,882,980
1,000,000	AAA	Pennsylvania State GO, First Series, Call 2/1/12 @ 100, 5.250% due 2/1/19	1,079,760
1,000,000	A+	Pennsylvania State Higher EFA Revenue, Drexel University, Call 5/1/09 @ 100, 6.000% due 5/1/29	1,059,250
		Pennsylvania State Turnpike Commission, AMBAC-Insured, Call 7/15/11 @ 101:
1,500,000	AAA	5.000% due 7/15/21	1,606,770

See Notes to Financial Statements.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      13

Schedules of Investments (September 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Pre-Refunded (i) — 34.6% (continued)
$1,500,000	AAA	5.500% due 7/15/32	$1,639,470
1,000,000	AAA	Philadelphia, PA, School District GO, Series A, FSA-Insured, Call 2/1/12 @ 100, 5.500% due 2/1/31	1,091,780
1,660,000	AAA	Pittsburgh, PA, GO, Series A, AMBAC-Insured, Call 3/1/12 @ 100, 5.250% due 9/1/22	1,794,311
1,000,000	AAA	Plum Boro, PA, School District GO, FGIC-Insured, Call 9/15/11 @ 100, 5.250% due 9/15/30	1,076,020
610,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage, Portfolio I, GNMA/FNMA/FHLMC-Collateralized, Call 4/1/07 @ 100, 6.250% due 4/1/29 (e)	617,497
1,000,000	BBB+	Virgin Islands Public Finance Authority Revenue, Series A, Gross Receipts Taxes Loan Notes, Call 10/1/10 @ 101, 6.500% due 10/1/24	1,106,950

		Total Pre-Refunded	22,304,733

Transportation — 3.4%
430,000	A-	Delaware River Joint Toll Bridge Commission, Bridge Revenue, 5.250% due 7/1/18	462,250
1,500,000	AAA	Delaware River Port Authority Pennsylvania & New Jersey, RITES, PA-964, FSA-Insured, 7.055% due 1/1/18 (j)	1,759,440

		Total Transportation	2,221,690

Water and Sewer — 2.9%
1,750,000	AAA	Allegheny County, PA, Sanitation Authority, Sewer Revenue, MBIA- Insured, 5.375% due 12/1/17 (b)	1,901,760

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $58,087,168)	61,200,765

SHORT-TERM INVESTMENTS(k) — 4.0%
Education — 1.2%
		Pennsylvania State Higher EFA, Carnegie Mellon University:
100,000	A-1+	Series B, SPA-Morgan Guaranty Trust, 3.880%, 10/2/06	100,000
700,000	A-1+	Series C, SPA-Morgan Guaranty Trust, 3.880%, 10/2/06	700,000

		Total Education	800,000

See Notes to Financial Statements.
14     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Schedules of Investments (September 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Hospitals — 2.8%
$700,000	A-1+	Geisinger Authority PA Health System, Geisinger Health Systems, Series C, SPA-Wachovia Bank, 3.880%, 10/2/06	$700,000
		Philadelphia, PA, Hospitals & Higher EFA:
800,000	A-1+	Children’s Hospital Project, Series B, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.880%, 10/2/06	800,000
300,000	A-1+	Hospital Revenue, Children’s Hospital Project Series A, SPA-JPMorgan Chase, 3.880%, 10/2/06	300,000

		Total Hospitals	1,800,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,600,000)	2,600,000

		TOTAL INVESTMENTS — 98.8% (Cost — $60,687,168#)	63,800,765
		Other Assets in Excess of Liabilities — 1.2%	755,371

		TOTAL NET ASSETS — 100.0%	$64,556,136

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is currently in default.

(g)	Rating by Fitch Ratings Service.

(h)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(i)	Pre-Refunded bonds are escrowed with government securities and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(j)	Residual interest tax-exempt securities — coupon varies inversely with level of short-term tax-exempt interest rates.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 16 and 17 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MBIA	— Municipal Bond Investors Assurance Corporation
RITES	— Residual Interest Tax-Exempt Securities
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
XLCA	— XL Capital Assurance Inc.

See Notes to Financial Statements.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      15

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

16     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      17

Statements of Assets and Liabilities (September 30, 2006) (unaudited)

	Legg Mason Partners	Legg Mason Partners
	Georgia	Pennsylvania
	Municipals Fund	Municipals Fund

ASSETS:
Investments, at cost	$43,192,579	$60,687,168

Investments, at value	$46,913,443	$63,800,765
Cash	782	17,800
Interest receivable	782,786	969,448
Receivable for securities sold	—	15,000
Receivable for Fund shares sold	—	2,955
Prepaid expenses	8,280	3,598

Total Assets	47,705,291	64,809,566

LIABILITIES:
Distributions payable	101,290	110,816
Investment management fee payable	17,682	23,731
Deferred compensation payable	6,514	6,197
Distribution fees payable	3,222	6,161
Payable for Fund shares repurchased	670	49,891
Trustees’ fees payable	476	1,150
Accrued expenses	43,709	55,484

Total Liabilities	173,563	253,430

Total Net Assets	$47,531,728	$64,556,136

NET ASSETS:
Par value (Note 6)	$3,719	$5,031
Paid-in capital in excess of par value	47,796,446	65,814,281
Undistributed net investment income	37,662	45,468
Accumulated net realized loss on investments and futures contracts	(3,971,984)	(4,348,936)
Net unrealized appreciation on investments and futures contracts	3,665,885	3,040,292

Total Net Assets	$47,531,728	$64,556,136

Shares Outstanding:
Class A	2,841,433	2,740,418

Class B	339,517	1,450,178

Class C	537,928	840,218

Net Asset Value:
Class A (and redemption price)	$12.79	$12.85

Class B*	$12.76	$12.81

Class C*	$12.74	$12.80

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.00%)	$13.32	$13.39

* Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.
18     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Statements of Operations (For the six months ended September 30, 2006) (unaudited)

	Legg Mason Partners	Legg Mason Partners
	Georgia	Pennsylvania
	Municipals Fund	Municipals Fund

INVESTMENT INCOME:
Interest	$1,352,365	$1,688,339

EXPENSES:
Investment management fee (Note 2)	113,932	143,420
Distribution fees (Notes 2 and 4)	69,911	126,602
Audit and tax	12,869	15,598
Shareholder reports (Note 4)	12,767	16,220
Legal fees	9,194	9,112
Registration fees	6,267	1,622
Transfer agent fees (Note 4)	2,489	6,105
Trustees’ fees	1,340	1,205
Insurance	629	852
Custody fees	563	833
Miscellaneous expenses	2,799	2,918

Total Expenses	232,760	324,487
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(3,397)	(4,869)

Net Expenses	229,363	319,618

Net Investment Income	1,123,002	1,368,721

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	51,554	(11,201)
Futures contracts	690,882	864,976

Net Realized Gain	742,436	853,775

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	361,787	535,059
Futures contracts	(451,831)	(575,891)

Change in Net Unrealized Appreciation/ Depreciation	(90,044)	(40,832)

Net Gain on Investments and Futures Contracts	652,392	812,943

Increase in Net Assets From Operations	$1,775,394	$2,181,664

See Notes to Financial Statements.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      19

Statements of Changes in Net Assets

For the six months ended September 30, 2006 (unaudited)
and the year ended March 31, 2006

Legg Mason Partners Georgia Municipal Fund	September 30	March 31

OPERATIONS:
Net investment income	$1,123,002	$2,351,446
Net realized gain (loss)	742,436	(150,847)
Change in net unrealized appreciation/depreciation	(90,044)	(251,638)

Increase in Net Assets From Operations	1,775,394	1,948,961

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,127,516)	(2,320,109)

Decrease in Net Assets From Distributions to Shareholders	(1,127,516)	(2,320,109)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	1,600,517	5,019,425
Reinvestment of distributions	448,894	865,133
Cost of shares repurchased	(6,623,313)	(10,745,987)

Decrease in Net Assets From Fund Share Transactions	(4,573,902)	(4,861,429)

Decrease in Net Assets	(3,926,024)	(5,232,577)
NET ASSETS:
Beginning of period	51,457,752	56,690,329

End of period*	$47,531,728	$51,457,752

* Includes undistributed net investment income of:	$37,662	$42,176

See Notes to Financial Statements.
20     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended September 30, 2006 (unaudited)
and the year ended March 31, 2006

Legg Mason Partners Pennsylvania Municipals Fund	September 30	March 31

OPERATIONS:
Net investment income	$1,368,721	$2,943,913
Net realized gain (loss)	853,775	(277,862)
Change in net unrealized appreciation/depreciation	(40,832)	(96,585)

Increase in Net Assets From Operations	2,181,664	2,569,466

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,358,057)	(2,897,865)

Decrease in Net Assets From Distributions to Shareholders	(1,358,057)	(2,897,865)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	4,637,497	4,888,602
Reinvestment of distributions	663,115	1,387,011
Cost of shares repurchased	(5,413,986)	(19,073,011)

Decrease in Net Assets From Fund Share Transactions	(113,374)	(12,797,398)

Increase (Decrease) in Net Assets	710,233	(13,125,797)
NET ASSETS:
Beginning of period	63,845,903	76,971,700

End of period*	$64,556,136	$63,845,903

* Includes undistributed net investment income of:	$45,468	$34,804

See Notes to Financial Statements.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      21

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class A Shares(1)
Legg Mason Partners
Georgia Municipals Fund	2006(2)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.63		$12.71	$13.10	$13.22	$12.79	$13.08

Income From Operations:
Net investment income	0.29		0.57	0.60	0.63	0.66	0.65
Net realized and unrealized gain (loss)	0.16		(0.08)	(0.39)	(0.12)	0.42	(0.29)

Total Income From Operations	0.45		0.49	0.21	0.51	1.08	0.36

Less Distributions From:
Net investment income	(0.29)		(0.57)	(0.60)	(0.63)	(0.65)	(0.65)
In excess of net investment income	—		—	—	—	—	(0.00	)(3)

Total Distributions	(0.29)		(0.57)	(0.60)	(0.63)	(0.65)	(0.65)

Net Asset Value, End of Period	$12.79		$12.63	$12.71	$13.10	$13.22	$12.79

Total Return(4)	3.62%		3.93%	1.64%	3.92%	8.54%	2.76%

Net Assets, End of Period (000s)	$36,344		$39,184	$41,166	$41,325	$41,740	$42,917

Ratios to Average Net Assets:
Gross expenses	0.78	%(5)	0.79%	0.80%	0.71%	0.72%	0.75%
Net expenses(6)	0.77	(5)(7)	0.78 (7)	0.79 (7)	0.71	0.72	0.75
Net investment income	4.57	(5)	4.53	4.64	4.74	4.98	4.97

Portfolio turnover rate	8%		15%	16%	23%	19%	43%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets of the Class A shares may not exceed 0.80%.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
22     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class B Shares(1)
Legg Mason Partners
Georgia Municipals Fund	2006(2)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.60		$12.68	$13.07	$13.19	$12.76	$13.07

Income (Loss) From Operations:
Net investment income	0.26		0.51	0.54	0.55	0.58	0.58
Net realized and unrealized gain (loss)	0.16		(0.09)	(0.40)	(0.11)	0.43	(0.30)

Total Income From Operations	0.42		0.42	0.14	0.44	1.01	0.28

Less Distributions From:
Net investment income	(0.26)		(0.50)	(0.53)	(0.56)	(0.58)	(0.59)
In excess of net investment income	—		—	—	—	—	(0.00	)(3)

Total Distributions	(0.26)		(0.50)	(0.53)	(0.56)	(0.58)	(0.59)

Net Asset Value, End of Period	$12.76		$12.60	$12.68	$13.07	$13.19	$12.76

Total Return(4)	3.34%		3.40%	1.06%	3.36%	8.03%	2.12%

Net Assets, End of Period (000s)	$4,333		$5,306	$7,385	$10,246	$12,265	$11,544

Ratios to Average Net Assets:
Gross expenses	1.36	%(5)	1.38%	1.36%	1.27%	1.26%	1.29%
Net expenses(6)	1.30	(5)(7)	1.29 (7)	1.29 (7)	1.27	1.26	1.29
Net investment income	4.03	(5)	4.01	4.13	4.19	4.45	4.42

Portfolio Turnover Rate	8%		15%	16%	23%	19%	43%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets of the Class B shares may not exceed 1.30%.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      23

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class C Shares(1)
Legg Mason Partners
Georgia Municipals Fund	2006(2)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.58		$12.67	$13.05	$13.17	$12.75	$13.05

Income (Loss) From Operations:
Net investment income	0.25		0.50	0.53	0.55	0.57	0.57
Net realized and unrealized gain (loss)	0.16		(0.10)	(0.39)	(0.12)	0.42	(0.29)

Total Income From Operations	0.41		0.40	0.14	0.43	0.99	0.28

Less Distributions From:
Net investment income	(0.25)		(0.49)	(0.52)	(0.55)	(0.57)	(0.58)
In excess of net investment income	—		—	—	—	—	(0.00	)(3)

Total Distributions	(0.25)		(0.49)	(0.52)	(0.55)	(0.57)	(0.58)

Net Asset Value, End of Period	$12.74		$12.58	$12.67	$13.05	$13.17	$12.75

Total Return(4)	3.32%		3.27%	1.09%	3.31%	7.90%	2.15%

Net Assets, End of Period (000s)	$6,855		$6,968	$8,139	$9,557	$8,874	$8,205

Ratios to Average Net Assets:
Gross expenses	1.38	%(5)	1.40%	1.40%	1.32%	1.33%	1.34%
Net expenses(6)	1.36	(5)(7)	1.35 (7)	1.34 (7)	1.32	1.33	1.34
Net investment income	3.98	(5)	3.97	4.08	4.14	4.38	4.39

Portfolio Turnover Rate	8%		15%	16%	23%	19%	43%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets of Class C shares may not exceed 1.35%. This expense limitation does not apply to extraordinary expenses.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
24     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class A Shares(1)
Legg Mason Partners
Pennsylvania Municipals Fund	2006(2)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.69		$12.75	$13.05	$13.18	$12.79	$12.89

Income (Loss) From Operations:
Net investment income	0.29		0.58	0.59	0.63	0.67	0.69
Net realized and unrealized gain (loss)	0.16		(0.07)	(0.29)	(0.12)	0.40	(0.09)

Total Income From Operations	0.45		0.51	0.30	0.51	1.07	0.60

Less Distributions From:
Net investment income	(0.29)		(0.57)	(0.59)	(0.63)	(0.67)	(0.69)
In excess of net investment income	—		—	(0.01)	(0.01)	(0.01)	(0.01)

Total Distributions	(0.29)		(0.57)	(0.59)	(0.63)	(0.67)	(0.69)

Net Asset Value, End of Period	$12.85		$12.69	$12.75	$13.05	$13.18	$12.79

Total Return(3)	3.58%		4.10%	2.39%	3.90%	8.49%	4.69%

Net Assets, End of Period (000s)	$35,225		$32,265	$38,319	$38,126	$34,099	$35,370

Ratios to Average Net Assets:
Gross expenses	0.76	%(4)	0.77%	0.76%	0.72%	0.72%	0.70%
Net expenses(5)	0.75	(4)(6)	0.77 (6)	0.76 (6)	0.72	0.66 (6)	0.50 (6)
Net investment income	4.55	(4)	4.53	4.62	4.74	5.07	5.34

Portfolio Turnover Rate	2%		8%	10%	23%	33%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets of Class A shares may not exceed 0.80%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      25

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class B Shares(1)
Legg Mason Partners
Pennsylvania Municipals Fund	2006(2)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.65		$12.71	$13.01	$13.14	$12.76	$12.86

Income (Loss) From Operations:
Net investment income	0.26		0.51	0.52	0.55	0.59	0.62
Net realized and unrealized gain (loss)	0.15		(0.07)	(0.29)	(0.11)	0.40	(0.08)

Total Income From Operations	0.41		0.44	0.23	0.44	0.99	0.54

Less Distributions From:
Net investment income	(0.25)		(0.50)	(0.52)	(0.56)	(0.60)	(0.63)
In excess of net investment income	—		—	(0.01)	(0.01)	(0.01)	(0.01)

Total Distributions	(0.25)		(0.50)	(0.53)	(0.57)	(0.61)	(0.64)

Net Asset Value, End of Period	$12.81		$12.65	$12.71	$13.01	$13.14	$12.76

Total Return(3)	3.31%		3.54%	1.84%	3.37%	7.89%	4.22%

Net Assets, End of Period (000s)	$18,578		$21,145	$26,788	$33,388	$39,184	$36,108

Ratios to Average Net Assets:
Gross expenses	1.29	%(4)	1.31%	1.29%	1.26%	1.25%	1.24%
Net expenses(5)	1.27	(4)(6)	1.30 (6)	1.29 (6)	1.26	1.20 (6)	1.03 (6)
Net investment income	4.03	(4)	4.00	4.09	4.21	4.54	4.80

Portfolio Turnover Rate	2%		8%	10%	23%	33%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets of Class B shares may not exceed 1.30%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
26     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class C Shares(1)
Legg Mason Partners
Pennsylvania Municipals Fund	2006(2)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.63		$12.70	$13.00	$13.13	$12.75	$12.85

Income (Loss) From Operations:
Net investment income	0.25		0.50	0.52	0.54	0.59	0.62
Net realized and unrealized gain (loss)	0.17		(0.08)	(0.29)	(0.11)	0.40	(0.09)

Total Income From Operations	0.42		0.42	0.23	0.43	0.99	0.53

Less Distributions From:
Net investment income	(0.25)		(0.49)	(0.52)	(0.55)	(0.60)	(0.62)
In excess of net investment income	—		—	(0.01)	(0.01)	(0.01)	(0.01)

Total Distributions	(0.25)		(0.49)	(0.53)	(0.56)	(0.61)	(0.63)

Net Asset Value, End of Period	$12.80		$12.63	$12.70	$13.00	$13.13	$12.75

Total Return(3)	3.37%		3.42%	1.79%	3.32%	7.84%	4.16%

Net Assets, End of Period (000s)	$10,753		$10,436	$11,865	$13,107	$13,055	$12,472

Ratios to Average Net Assets:
Gross expenses	1.33	%(4)	1.36%	1.35%	1.31%	1.31%	1.28%
Net expenses(5)	1.31	(4)(6)	1.35 (6)	1.34 (6)	1.31	1.25 (6)	1.08 (6)
Net investment income	3.99	(4)	3.96	4.04	4.15	4.48	4.77

Portfolio Turnover Rate	2%		8%	10%	23%	33%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets of Class C shares may not exceed 1.35%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      27

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
The Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund (the “Funds”) are separate non-diversified investment funds of the Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
   The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
   (b) Financial Futures Contracts. The Funds may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.
   The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
   (c) Fund Concentration. Since the Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund invest primarily in obligations of issuers within Georgia and Pennsylvania, respectively, each Fund is subject to possible

28     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting the respective state in which it invests.
   (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (e) Distributions to Shareholders. Distributions from net investment income on the shares of the Funds are declared each business day to shareholders of record, and are paid monthly. The Funds intend to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
   (g) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.
   (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
For a portion of the period of this report, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Funds. Under the investment management agreement, the Funds paid an investment management fee calculated daily and paid monthly at an annual rate of 0.45% of each Fund’s average daily net assets.
   Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Funds’ investment manager and Western Asset Management Company (“Western Asset”) became the Funds’ subadviser. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and

Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      29

Notes to Financial Statements (unaudited) (continued)
immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.
   LMPFA provides administrative and certain oversight services to the Funds. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Funds. The Funds’ investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.
   During the six months ended September 30, 2006, the Legg Mason Partners Georgia Municipals Fund’s Class A, B and C shares had voluntary expense limitations in place of 0.80%, 1.30% and 1.35%, respectively. The Legg Mason Partners Pennsylvania Municipals Fund’s Class A, B and C shares had voluntary expense limitations in place of 0.80%, 1.30% and 1.35%, respectively.
   During the six months ended September 30, 2006, SBFM and LMPFA waived a portion of their investment management fee amounting to $2,280 and $4,819 for the Legg Mason Partners Georgia Municipals Fund and for the Legg Mason Partners Pennsylvania Municipals Fund, respectively. Additionally, Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund, were reimbursed expenses in the amount of $1,117 and $50, respectively.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Funds.
   There is a maximum initial sales charge of 4.00% for Class A shares of the Funds. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares of the Funds, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% the first year after purchase payment and thereafter 1.00% per year until no CDSC is incurred. Class C shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
   For the six months ended September 30, 2006, LMIS and its affiliates did not receive sales charges from Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund Class A shares. In addition, for the six months ended September 30, 2006, there were no CDSCs paid to LMIS and its affiliates.
   Effective November 20, 2006, the maximum initial sales charge on Class A shares of the Funds increased from 4.00% to 4.25% for shares purchased on or after that date.
   The Funds have adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statements of

30     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Funds and any payments made pursuant to the Plan will be made from the Funds’ general assets. Effective January 1, 2006, the Board of Trustees voted to discontinue offering the Plan to its members. This change will have no effect on fees previously deferred. As of September 30, 2006, Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund have accrued $6,514 and $6,197 respectively, as deferred compensation payable under the Plan.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

Legg Mason Partners Georgia Municipals Fund	$3,630,870	$5,711,846

Legg Mason Partners Pennsylvania Municipals Fund	1,141,400	2,840,000

   At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
	Appreciation	Depreciation	Appreciation

Legg Mason Partners Georgia Municipals Fund	$3,772,407	$(51,543)	$3,720,864

Legg Mason Partners Pennsylvania Municipals Fund	3,675,583	(561,986)	3,113,597

   At September 30, 2006, the Funds had the following open futures contracts:

Legg Mason Partners	Number of	Expiration	Basis	Market	Unrealized
Georgia Municipals Fund	Contracts	Date	Value	Value	Loss

Contracts to Sell:
U.S. Treasury Bond	45	12/06	$5,003,302	$5,058,281	$(54,979)

Legg Mason Partners	Number of	Expiration	Basis	Market	Unrealized
Pennsylvania Municipals Fund	Contracts	Date	Value	Value	Loss

Contracts to Sell:
U.S. Treasury Bond	60	12/06	$6,671,070	$6,744,375	$(73,305)

Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      31

Notes to Financial Statements (unaudited) (continued)

4.	Class Specific Expenses
The Funds have adopted a Rule 12b-1 distribution plan and under that plan each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Funds also pay a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.
   For the six months ended September 30, 2006, class specific expenses were as follows:

Legg Mason Partners	Distribution	Transfer	Shareholder
Georgia Municipals Fund	Fees	Agent Fees	Reports Expenses

Class A	$28,931	$1,698	$6,841
Class B	16,064	380	2,929
Class C	24,916	411	2,997

Total	$69,911	$2,489	$12,767

Legg Mason Partners	Distribution	Transfer	Shareholder
Pennsylvania Municipals Fund	Fees	Agent Fees	Reports Expenses

Class A	$24,959	$2,587	$6,249
Class B	64,759	2,489	6,838
Class C	36,884	1,029	3,133

Total	$126,602	$6,105	$16,220

   LMIS and CGM have agreed to reimburse the Legg Mason Partners Georgia Municipals Fund (the “Fund”) for any amount which exceeds the payments made by the Fund with respect to the Distribution Plan for Class A shares over the cumulative unreimbursed amounts spent by LMIS and CGM in performing its services under the Distribution Plan. During the six months ended September 30, 2006, no reimbursement was required.

5.	Distributions to Shareholders by Class

Legg Mason Partners	Six Months Ended	Year Ended
Georgia Municipals Fund	September 30, 2006	March 31, 2006

Net Investment Income:
Class A	$884,960	$1,757,110
Class B	100,079	255,072
Class C	142,477	307,927

Total	$1,127,516	$2,320,109

32     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Legg Mason Partners	Six Months Ended	Year Ended
Pennsylvania Municipals Fund	September 30, 2006	March 31, 2006

Net Investment Income:
Class A	$751,954	$1,502,992
Class B	397,861	961,951
Class C	208,242	432,922

Total	$1,358,057	$2,897,865

6.	Shares of Beneficial Interest
At September 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.
   Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	September 30, 2006		March 31, 2006
Legg Mason Partners
Georgia Municipals Fund	Shares	Amount	Shares	Amount

Class A
Shares sold	96,439	$1,223,083	361,292	$4,552,368
Shares issued on reinvestment	25,090	318,540	45,315	572,274
Shares repurchased	(383,484)	(4,875,257)	(541,819)	(6,841,061)

Net Decrease	(261,955)	$(3,333,634)	(135,212)	$(1,716,419)

Class B
Shares sold	7,673	$97,055	8,447	$106,728
Shares issued on reinvestment	2,840	35,980	6,891	86,829
Shares repurchased	(92,179)	(1,168,407)	(176,485)	(2,223,381)

Net Decrease	(81,666)	$(1,035,372)	(161,147)	$(2,029,824)

Class C
Shares sold	22,277	$280,379	28,637	$360,329
Shares issued on reinvestment	7,459	94,374	16,375	206,030
Shares repurchased	(45,727)	(579,649)	(133,626)	(1,681,545)

Net Decrease	(15,991)	$(204,896)	(88,614)	$(1,115,186)

Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      33

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended		Year Ended
	September 30, 2006		March 31, 2006
Legg Mason Partners
Pennsylvania Municipals Fund	Shares	Amount	Shares	Amount

Class A
Shares sold	295,943	$3,781,095	295,537	$3,741,888
Shares issued on reinvestment	28,756	367,436	54,488	690,959
Shares repurchased	(127,016)	(1,620,262)	(812,207)	(10,349,543)

Net Increase (Decrease)	197,683	$2,528,269	(462,182)	$(5,916,696)

Class B
Shares sold	19,307	$245,129	60,376	$763,168
Shares issued on reinvestment	14,704	187,210	37,210	470,271
Shares repurchased	(255,892)	(3,254,382)	(533,356)	(6,742,660)

Net Decrease	(221,881)	$(2,822,043)	(435,770)	$(5,509,221)

Class C
Shares sold	48,053	$611,273	30,542	$383,546
Shares issued on reinvestment	8,529	108,469	17,884	225,781
Shares repurchased	(42,411)	(539,342)	(156,840)	(1,980,808)

Net Increase (Decrease)	14,171	$180,400	(108,414)	$(1,371,481)

7.	Capital Loss Carryforward
As of March 31, 2006, Legg Mason Partners Georgia Municipals Fund had a net capital loss carryforward of $4,343,191 of which $731,604 expires in 2008, $946,633 expires in 2009, $244,540 expires in 2012 and $2,420,414 expires in 2013. Legg Mason Partners Pennsylvania Municipals Fund had net capital loss carryforward of $4,724,176 of which $533,309 expires in 2008, $857,242 expires in 2009, $159,254 expires in 2010, $266,329 expires in 2012 and $2,908,042 expires in 2013. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
   The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to

34     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
   The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified time frame, the Funds’ Board selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, the Funds’ manager does not believe that this matter will have a material adverse effect on the Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      35

Notes to Financial Statements (unaudited) (continued)

9.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, the Funds’ investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ investment manager and its affiliates to continue to render services to the Funds under their respective contracts.
*          *          *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed

36     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to replead as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Funds’ manager believes that this matter is not likely to have a material adverse effect on the Funds.

11.	Additional Shareholder Information
The Funds’ board approved certain share class modifications which, among other things, will standardize share class features for all equity and fixed income funds in the fund complex. The features standardized include such things as sales loads, distribution charges and other costs. These modifications were implemented on November 20, 2006.
   The Funds’ Board also approved a number of initiatives designed to streamline and restructure the fund complex, and authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Funds shareholders have been asked to elect a new Board, approve matters that will result in the Funds being grouped for

Legg Mason Partners Municipal Funds 2006 Semi-Annual Report      37

Notes to Financial Statements (unaudited) (continued)
organizational and governance purposes with other funds in the fund complex, and domicile the Funds as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also have been asked to approve investment matters, including standardized fundamental investment policies.
   Proxy materials describing these matters were sent to shareholders. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

12.	Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for these Funds will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds has determined that adopting FIN 48 will not have a material impact on the Funds’ financial statements.
*               *               *
   On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

38     Legg Mason Partners Municipal Funds 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)
At a meeting held in person on June 22, 2006, the Funds’ Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Funds and the Manager. The Funds’ Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and Western Asset Management Company (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Funds’ prior management agreement with SBFM and were entered into in connection with an internal reorganization of the Manager’s, the prior manager’s and the Subadviser’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.
   The Board noted that the Manager will provide administrative and certain oversight services to the Funds, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Funds. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Funds. The Board Members noted that the portfolio management team was expected to be the same as then managing the Funds.
   The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Funds by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.
   The Board Members also received and considered performance information for the Funds as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Funds to the funds included in
Legg Mason Partners Municipal Funds      39

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)
the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Funds’ performance against, among other things, their benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Funds, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.
   The Board Members reviewed and considered the management fee that would be payable by the Funds to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager. Additionally, the Board Members received and considered information comparing the Funds’ management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Funds, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Funds’ management fee and the Funds’ subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Funds under the New Management Agreement and the New Subadvisory Agreement.
   The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Funds, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Funds and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.
   In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Funds’ prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.
   The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially
40     Legg Mason Partners Municipal Funds

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)
identical to those of the Funds’ previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.
   In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.
Legg Mason Partners Municipal Funds      41

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Legg Mason Partners
Georgia Municipals Fund
Legg Mason Partners
Pennsylvania Municipals Fund

TRUSTEES
Lee Abraham Jane F. Dasher Donald R. Foley R. Jay Gerken, CFA Chairman Richard E. Hanson, Jr. Paul Hardin Roderick C. Rasmussen John P. Toolan

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISER
Western Asset Management Company

DISTRIBUTORS
Citigroup Global Markets Inc. Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC, Inc. 4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, NY 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

f2006 Legg Mason
Investor Services, LLC
Member NASD, SIPC

FD01563 11/06 SR06-178

Legg Mason Partners
Georgia Municipals Fund
Legg Mason Partners
Pennsylvania Municipals Fund

The Funds are a separate investment funds of the Legg Mason Partners Municipal Funds, a Massachusetts business trust.

LEGG MASON PARTNERS MUNICIPAL FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Funds’ former Smith Barney Muni Funds-Georgia Portfolio and Pennsylvania Portfolio name.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)	Not applicable.

(1)	Exhibit 99.CODE ETH

(a)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2)	Exhibit 99.CERT

(b)	Certifications pursuant to Section 905 of the Sarbanes Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Municipal Funds

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Municipal Funds
Date: December 8, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Municipal Funds
Date: December 8, 2006

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Legg Mason Partners Municipal Funds
Date: December 8, 2006